Schedule of Intangibles Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,028,639	$ 2,028,639
Accumulated Amortization	(410,946)	(43,660)
Net Carrying Amount	1,617,693	1,984,979
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	87,639	87,639
Accumulated Amortization	(73,815)	(7,303)
Net Carrying Amount	$ 13,824	$ 80,336
Weighted Average Remaining Life	21 days	2 years 10 months 28 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,862,000	$ 1,862,000
Accumulated Amortization	(315,054)	(33,976)
Net Carrying Amount	$ 1,546,946	$ 1,828,024
Weighted Average Remaining Life	4 years 1 month 17 days	4 years 10 months 13 days
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 79,000	$ 79,000
Accumulated Amortization	(22,077)	(2,381)
Net Carrying Amount	$ 56,923	$ 76,619
Weighted Average Remaining Life	2 years 1 month 28 days	2 years 10 months 28 days